NOTE 22. VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Schedule of Variable Interest Entities

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements as of December 31, 2013 and 2012 and for the years ended December 31, 2013, 2012 and 2011:

	December 31,
	2013	2012

Total assets	$407,289	$237,875
Total liabilities	212,469	83,221

	Years Ended December 31,
	2013	2012	2011

Revenues	$39,675	$34,946	$118,456
Net income	4,082	4,786	27,993